Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

November 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Rewards Elite
Filing Pursuant to Rule 497(j) for
File No. 333-153041; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of supplement dated November 2, 2009 to the prospectus dated May 1, 2009 that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, as filed with the Securities and Exchange Commission on October 29, 2009.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy

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